Preferred Shares	12 Months Ended
Dec. 31, 2018
PREFERRED SHARES [Abstract]
Preferred Shares

14.  PREFERRED SHARES

The following table presents the movement for the Company’s Pre-IPO Preferred Shares:

	Pre-IPO Series A Preferred Shares		Pre-IPO Series B Preferred Shares
	Shares	Amount	Shares	Amount
Balance as of December 31, 2015	32,000,000	$20,000	65,431,579	$224,426
Adjustment of issuance cost of Pre-IPO Series B Preferred Shares	—	—	—	(22)
Balance as of December 31, 2016	32,000,000	20,000	65,431,579	224,404
Redesignation of 32,000,000 Pre-IPO Series A Preferred Shares into Class A Ordinary Shares	(32,000,000)	(20,000)	—	—
Redesignation of 65,431,579 Pre-IPO Series B Preferred Shares into Class B Ordinary Shares	—	—	(65,431,579)	(224,404)
Balance as of December 31, 2017	—	$—	—	$—

The Sogou Group has determined that there was no embedded beneficial conversion feature attributable to the Pre-IPO Preferred Shares because the initial effective conversion price of the Pre-IPO Preferred Shares was higher than the fair value of the Company’s pre-IPO ordinary shares.

The Sogou Group classified the Pre-IPO Preferred Shares as mezzanine equity, as the Pre-IPO Preferred Shares were redeemable upon certain liquidation events, including a change in control, which is deemed to be a liquidation event, that are considered to be events outside of the Company’s control.

The following is a summary of some of the key terms of the Pre-IPO Preferred Shares applicable for the periods before the IPO.

Dividend Rights

The Company could not declare or pay dividends on its Pre-IPO Class A Ordinary Shares or Pre-IPO Class B Ordinary Shares (collectively, “Pre-IPO Ordinary Shares”) unless the holders of the Pre-IPO Preferred Shares then outstanding first received a dividend on each outstanding Pre-IPO Preferred Share in an amount at least equal to the sum of (i) the dividends that would have been payable to the holder of such Pre-IPO Preferred Share if such share had been converted into Pre-IPO Ordinary Shares, at the then-applicable conversion rate, immediately prior to the record date for such dividend, and (ii) all accrued and unpaid dividends (“Accrued Dividends”). Dividends were calculated from the date of issuance of the Pre-IPO Series A Preferred Shares at the rate per annum of US$0.0375 per Pre-IPO Series A Preferred Share and from the date of issuance of the Pre-IPO Series B Preferred Shares at the rate per annum of US$0.411 per Pre-IPO Series B Preferred Share.

Liquidation Rights

In the event of any “Liquidation Event,” such as the liquidation, dissolution, or winding up of the Company; a merger or consolidation of the Company resulting in a change of control; the sale of substantially all of the Company’s assets; or similar events, the holders of Pre-IPO Series B Preferred Shares were entitled to receive, prior and in preference to any distribution to ordinary shareholders, an amount per share equal to the greater of (i) US$6.847 plus Accrued Dividends or (ii) such amount per share as would have been payable if the Pre-IPO Series B Preferred Shares had been converted into Pre-IPO Ordinary Shares prior to the Liquidation Event, and holders of Pre-IPO Series A Preferred Shares were entitled to receive, after payment to the holders of the Pre-IPO Series B Preferred Shares but before any payment to holders of Pre-IPO Ordinary Shares, an amount equal to the greater of (i) 1.3 times their original investment in Pre-IPO Series A Preferred Shares plus Accrued Dividends or (ii) such amount per share as would be payable if the Pre-IPO Series A Preferred Shares had been converted into Pre-IPO Ordinary Shares immediately prior to the Liquidation Event.

Redemption Rights

The Pre-IPO Preferred Shares were not redeemable at the option of the holders.

Conversion Rights

Each Pre-IPO Preferred Share was convertible at any time at the option of the holder, without the payment of additional consideration by the holder. Each Pre-IPO Preferred Share was convertible into such number of Pre-IPO Class A Ordinary Shares as was determined, in the case of Pre-IPO Series A Preferred Shares, by dividing US$0.625 by the then-effective conversion price for Pre-IPO Series A Preferred Shares, which was initially US$0.625 and, in the case of Pre-IPO Series B Preferred Shares, by dividing US$7.267 by the then-effective conversion price for Pre-IPO Series B Preferred Shares, which was initially US$7.267. The conversion prices of the Pre-IPO Preferred Shares were subject to adjustment on a weighted average basis upon the issuance of additional equity shares, or securities convertible into equity shares, at a price per share less than US$0.625, in the case of Pre-IPO Series A Preferred Shares, or less than US$7.267, in the case of Pre-IPO Series B Preferred Shares, subject to certain customary exceptions, such as shares issued pursuant to the Sogou 2010 Share Incentive Plan. Each Pre-IPO Preferred Share was subject to automatic conversion into Pre-IPO Class A Ordinary Shares upon the closing of an initial public offering of the Company with certain parameters based on the then-effective conversion ratio of such Pre-IPO Preferred Share, which was one-for-one for both Pre-IPO Series A Preferred Shares and Pre-IPO Series B Preferred Shares.

Voting Rights

Each holder of Pre-IPO Preferred Shares was entitled to cast the number of votes equal to the number of Pre-IPO Class A Ordinary Shares into which the Pre-IPO Preferred Shares held by such holder were then convertible.

Other Rights

The holders of Pre-IPO Preferred Shares had various other rights typical of preferred share investments.